Significant Accounting Policies - Additional Information (Detail) - USD ($) $ in Millions		12 Months Ended
	Jan. 23, 2015	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Significant Accounting Policies [Line Items]
Loyalty program liability		$ 235	$ 139
Advertising expense		1,600	1,200	$ 890
Prepaid marketing expenses		$ 24	$ 16
Stock Options
Significant Accounting Policies [Line Items]
Vesting period		4 years
Minimum
Significant Accounting Policies [Line Items]
Definite lived intangible assets, estimated useful life		1 year
Percentage of tax benefit likely to be realized upon settlement if the tax position meets the more likely than not criteria		50.00%
Minimum | RSUs
Significant Accounting Policies [Line Items]
Vesting period		3 years
Maximum
Significant Accounting Policies [Line Items]
Definite lived intangible assets, estimated useful life		12 years
Maximum | RSUs
Significant Accounting Policies [Line Items]
Vesting period		4 years
Subsequent Event | Travelocity
Significant Accounting Policies [Line Items]
Business acquisition, cash paid	$ 280
Computer Equipment | Minimum
Significant Accounting Policies [Line Items]
Property and equipment, estimated useful lives		3 years
Computer Equipment | Maximum
Significant Accounting Policies [Line Items]
Property and equipment, estimated useful lives		5 years
Software Development | Minimum
Significant Accounting Policies [Line Items]
Property and equipment, estimated useful lives		3 years
Software Development | Maximum
Significant Accounting Policies [Line Items]
Property and equipment, estimated useful lives		5 years
Furniture and Fixtures | Minimum
Significant Accounting Policies [Line Items]
Property and equipment, estimated useful lives		3 years
Furniture and Fixtures | Maximum
Significant Accounting Policies [Line Items]
Property and equipment, estimated useful lives		5 years
Airasia Joint Venture
Significant Accounting Policies [Line Items]
Owned equity investments		50.00%